Schedule of Investments (unaudited) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Education — 0.5%
Grand Canyon University, 5.13%, 10/01/28	$2,445	$2,163,336

Total Corporate Bonds — 0.5% (Cost: $2,445,000)		2,163,336

Municipal Bonds

Alabama — 4.3%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	3,085	3,079,802
Series F, 5.50%, 11/01/53	615	621,755
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	5,240	4,823,217
County of Jefferson Alabama Sewer Revenue,
Refunding RB, Series D, Sub Lien, 6.00%, 10/01/42	3,745	3,824,280
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	2,140	2,232,958
MidCity Improvement District, SAB 4.25%, 11/01/32	160	137,021
4.50%, 11/01/42	255	190,898
4.75%, 11/01/49	270	197,362
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	1,600	1,101,631
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	335	276,997

		16,485,921

Arizona — 4.4%
Arizona Industrial Development Authority, RB(b)
7.10%, 01/01/55	1,705	1,705,629
Series A, 5.00%, 12/15/39	250	214,293
Series B, 5.13%, 07/01/47	665	570,758
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.13%, 07/01/37	960	881,305
Series A, 5.50%, 07/01/52	1,775	1,499,851
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	505	376,099
Industrial Development Authority of the City of Phoenix Arizona, RB(b)
Series A, 6.50%, 07/01/34	570	572,266
Series A, 6.75%, 07/01/44	1,000	1,003,547
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/35	320	295,404
5.00%, 07/01/45	255	218,552
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	1,555	1,052,256
5.00%, 07/01/56	470	362,486
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	875	750,620
Maricopa County Industrial Development Authority, RB 5.25%, 10/01/40(b)	465	438,645
5.50%, 10/01/51(b)	465	424,816
Series A, 3.00%, 09/01/51	5,155	3,245,764

Security	Par (000)	Value

Arizona (continued)
Maricopa County Industrial Development Authority, RB (continued)
AMT, 4.00%, 10/15/47(b)	$2,495	$1,919,983
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,650	1,598,983

		17,131,257

Arkansas — 5.2%
Arkansas Development Finance Authority, RB 12.00%, 07/01/48(b)	2,800	2,819,397
AMT, 6.88%, 07/01/48(b)	1,300	1,262,571
AMT, 5.45%, 09/01/52	2,325	2,032,709
AMT, 4.75%, 09/01/49(b)	6,850	6,287,723
Series A, AMT, 4.50%, 09/01/49(b)	8,815	7,749,746

		20,152,146

California — 5.0%
California Municipal Finance Authority, RB(b)
Series A, 5.50%, 08/01/34	250	234,687
Series A, 6.00%, 08/01/44	665	618,809
Series A, 6.13%, 08/01/49	580	542,692
California School Finance Authority, RB, Series A, 6.40%, 07/01/48	1,570	1,570,504
California Statewide Communities Development Authority, RB, 5.25%, 12/01/38(b)	580	560,976
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,649,877
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	3,300	2,055,723
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	790	457,469
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	485	350,508
CSCDA Community Improvement Authority, RB, M/F Housing(b)
3.13%, 07/01/56	990	574,280
3.13%, 08/01/56	120	72,804
4.00%, 12/01/56	385	242,970
4.00%, 07/01/58	380	233,283
Series A, 3.00%, 09/01/56	1,570	934,971
Series B, 4.00%, 07/01/58	435	271,903
Mezzanine Lien, 4.00%, 03/01/57	700	453,087
Mezzanine Lien, 4.00%, 06/01/57	2,060	1,272,241
Series B, Mezzanine Lien, 4.00%, 12/01/59	6,035	3,499,952
Senior Lien, 3.13%, 06/01/57	655	374,752
Series B, Sub Lien, 4.00%, 12/01/59	4,000	2,371,278
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	1,000	82,346
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/61(b)(d)	1,705	607,393
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB, Series D, 0.00%, 08/01/43(b)(c)	1,500	420,398

		19,452,903

Colorado — 3.7%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	910	716,774
Arista Metropolitan District, Refunding GO, Series A, 5.00%, 12/01/38	1,240	1,087,359

1

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	$665	$460,393
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	575	468,874
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	1,870	1,539,206
Series A, AMT, 4.13%, 11/15/53	1,025	816,410
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	265	265,329
5.25%, 11/01/52	555	528,396
Series A, 5.00%, 05/15/35	355	276,328
Series A, 5.00%, 05/15/44	385	253,812
Series A, 5.00%, 05/15/49	750	468,095
Fitzsimons Village Metropolitan District No. 3, Refunding GO, Series A-1, 4.25%, 12/01/55	1,735	1,046,645
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	935	816,311
Inspiration Metropolitan District, GO, Series B, Subordinate, 5.00%, 12/15/36	769	654,798
Karl’s Farm Metropolitan District No. 2, GO, Series A, 5.63%, 12/01/50(b)	545	430,640
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	520	343,839
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	790	558,765
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	500	431,649
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,028,859
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	635,051
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	1,065	716,702
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	790	597,233

		14,141,468

Connecticut(b) — 0.7%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/45	325	256,201
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45	1,375	1,319,597
Mohegan Tribe of Indians of Connecticut, RB, Series A, AMT, 6.75%, 02/01/45	950	936,077

		2,511,875

Delaware — 0.9%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(e)	1,214	1,131,170
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	2,870	2,379,835

		3,511,005

District of Columbia — 0.9%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	15,400	3,299,599

Florida — 14.1%
Avenir Community Development District, SAB, 5.63%, 05/01/54	655	590,852

Security	Par (000)	Value

Florida (continued)
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	$510	$459,023
Series 2022, 5.00%, 05/01/53	385	327,185
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,240	1,121,940
Brevard County Health Facilities Authority, Refunding RB(b)
4.00%, 11/15/23	125	124,911
4.00%, 11/15/24	440	433,664
4.00%, 11/15/25	460	447,832
4.00%, 11/15/27	495	469,885
4.00%, 11/15/29	435	395,881
4.00%, 11/15/32	450	393,614
4.00%, 11/15/35	675	557,736
Buckhead Trails Community Development District, SAB, Series 2022, 5.75%, 05/01/52	400	376,178
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	1,490	1,361,618
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	2,640	1,837,822
Series A, 5.75%, 06/01/54	940	704,554
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(c)	34,550	1,822,364
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/49	1,415	1,196,782
AMT, 4.00%, 10/01/51	425	298,484
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(f)(g)	630	27,720
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	4,754,180
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/49	730	157,400
Series A-2, 0.00%, 10/01/51	875	168,004
Series A-2, 0.00%, 10/01/52	1,200	217,373
Series A-2, 0.00%, 10/01/54	2,875	466,742
Florida Development Finance Corp., RB(b)
5.00%, 06/15/56	1,150	804,205
6.50%, 06/30/57	500	430,977
Series A, 5.75%, 06/15/29	690	673,321
Series A, 6.00%, 06/15/34	835	810,462
Series A, 6.13%, 06/15/44	3,180	2,879,704
Series A, 5.13%, 06/15/55	3,645	2,637,282
Series B, 4.50%, 12/15/56	3,985	2,581,265
Series C, 5.75%, 12/15/56	1,325	968,252
AMT, 5.00%, 05/01/29	2,155	1,961,732
Series B, AMT, 7.38%, 01/01/49	490	476,880
Lakewood Ranch Stewardship District, SAB 4.25%, 05/01/26	90	88,621
4.95%, 05/01/29(b)	345	339,388
5.50%, 05/01/39(b)	315	299,681
3.00%, 05/01/41	275	185,852
5.13%, 05/01/46	675	588,062
5.65%, 05/01/48(b)	520	476,778
Series 1B, 4.75%, 05/01/29	565	552,155
Series 1B, 5.30%, 05/01/39	645	600,722
Series 1B, 5.45%, 05/01/48	1,150	1,025,950
Laurel Road Community Development District, SAB Series A-1, 2.60%, 05/01/26	80	76,928

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Laurel Road Community Development District, SAB (continued)
Series A-1, 3.00%, 05/01/31	$100	$87,544
Series A-1, 3.25%, 05/01/41	190	132,900
Series A-1, 4.00%, 05/01/52	300	205,561
Series A-2, 3.13%, 05/01/31	400	334,364
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	915	803,794
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/37	845	777,191
Series B, 5.00%, 05/01/37	495	455,277
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(b)	925	789,613
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	310	249,923
Series A-1, 4.25%, 05/01/51	530	395,564
Series A-2, 4.20%, 05/01/35	260	219,497
Poitras East Community Development District, SAB, 5.00%, 05/01/43	690	600,601
Rolling Hills Community Development District, Refunding SAB, Series A-2, 3.65%, 05/01/32	1,000	839,797
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	1,145	794,626
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	699,312
South Broward Hospital District, RB
(BAM-TCRS), 3.00%, 05/01/51	720	458,833
Series A, 3.00%, 05/01/51	6,355	3,917,479
Tolomato Community Development District, Refunding SAB, Series 2015-2, 6.61%, 05/01/40(d)	805	702,466
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(f)(g)	875	9
Trout Creek Community Development District, SAB 5.38%, 05/01/38	430	407,378
5.50%, 05/01/49	1,105	997,695
Village Community Development District No. 14, SAB 5.38%, 05/01/42	1,110	1,095,021
5.50%, 05/01/53	820	782,820
West Villages Improvement District, SAB 4.75%, 05/01/39	455	400,373
5.00%, 05/01/50	940	784,471
Windward at Lakewood Ranch Community Development District, SAB 4.00%, 05/01/42	240	184,468
4.25%, 05/01/52	280	200,959

		54,487,497

Georgia — 1.0%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	765	566,996
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	290	228,667

Security	Par (000)	Value

Georgia (continued)
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	$855	$690,747
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/38	340	323,960
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	1,195	1,185,826
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	915	858,740

		3,854,936

Idaho — 0.1%
Idaho Housing & Finance Association, RB, Series A, 6.95%, 06/15/55(b)	580	568,006

Illinois — 7.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,650	1,474,777
Series C, 5.25%, 12/01/35	1,655	1,613,497
Series D, 5.00%, 12/01/46	2,155	1,904,121
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	745	650,321
Series B, 4.00%, 12/01/41	1,665	1,314,479
Series D, 5.00%, 12/01/31	1,000	988,168
City of Chicago Illinois, Refunding GO
Series A, 6.00%, 01/01/38	1,260	1,289,737
Series B, 4.00%, 01/01/37	1,709	1,498,756
Illinois Finance Authority, RB(b)
Class A, 5.00%, 07/01/51	2,000	1,337,584
Class A, 5.00%, 07/01/56	2,000	1,299,048
Illinois Finance Authority, Refunding RB 6.60%, 07/01/24	230	226,583
6.00%, 02/01/34	365	352,272
6.13%, 02/01/45	860	800,938
Series C, 4.00%, 02/15/41	1,430	1,239,327
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	1,795	1,496,869
Metropolitan Pier & Exposition Authority, RB 5.00%, 06/15/57	1,020	931,819
Series A, 5.50%, 06/15/53	2,370	2,348,714
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,920	2,260,240
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, 0.00%, 12/15/54(c)	14,000	2,273,367
State of Illinois, GO 5.50%, 05/01/30	530	554,778
5.50%, 05/01/39	1,055	1,079,447
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	1,277	1,182,796

		28,117,638

Indiana — 1.4%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	825	826,926
AMT, 7.00%, 01/01/44	2,000	2,004,332

3

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(f)(g)	$1,715	$1,418,477
Indiana Finance Authority, RB, Series A, AMT, 6.75%, 05/01/39	1,060	1,117,964

		5,367,699

Kansas(b) — 0.2%
City of Shawnee Kansas, RB 5.00%, 08/01/41	230	194,256
5.00%, 08/01/56	850	641,923

		836,179

Kentucky(b) — 0.5%
City of Henderson Kentucky, RB
AMT, 4.45%, 01/01/42	2,000	1,790,378
Series A, AMT, 4.70%, 01/01/52	230	201,386

		1,991,764

Louisiana — 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54(b)	930	661,997
Louisiana Public Facilities Authority, RB, Series A, 6.50%, 06/01/62(b)	280	238,505
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40(b)	1,580	1,616,950
Tobacco Settlement Financing Corp. Refunding RB, Series A, 5.25%, 05/15/35	4,540	4,541,888

		7,059,340

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	1,185	711,431

Maryland — 1.3%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	325	282,836
Maryland Economic Development Corp., RB 5.00%, 07/01/56	360	319,700
Class B, AMT, 5.25%, 06/30/55	1,555	1,426,110
Maryland Health & Higher Educational Facilities Authority, RB, Series A, 7.00%, 03/01/55(b)	3,010	2,978,990

		5,007,636

Michigan — 1.0%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	345,900
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	2,405	1,917,245
Michigan Strategic Fund, RB 5.00%, 11/15/42	345	286,993
AMT, 5.00%, 12/31/43	1,200	1,115,742

		3,665,880

Minnesota — 0.3%
City of Minneapolis Minnesota, RB, Series A, 5.75%, 07/01/55	1,480	1,299,367

Security	Par (000)	Value

Missouri — 0.3%
Industrial Development Authority of the City of St Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	$685	$510,349
Series A, 4.75%, 11/15/47	760	509,839

		1,020,188

Nevada — 0.3%
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	670	613,149
5.00%, 07/01/45	460	403,315

		1,016,464

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	530	406,345
Series A, 4.25%, 08/15/46	595	428,734
Series A, 4.50%, 08/15/55	1,235	873,596
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	1,015	800,670
Series C, AMT, 4.88%, 11/01/42	485	375,869

		2,885,214

New Jersey — 7.6%
Casino Reinvestment Development Authority, Inc., Refunding RB 5.25%, 11/01/39	1,065	1,029,432
5.25%, 11/01/44	770	716,828
Middlesex County Improvement Authority RB, Series B, 6.13%, 01/01/25	990	12,226
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37	2,145	26,491
New Jersey Economic Development Authority, RB 6.00%, 10/01/43	1,530	1,530,585
Class A, 5.25%, 11/01/47	2,650	2,685,869
Series A, 5.00%, 07/01/32	165	157,453
Series A, 5.00%, 07/01/37	260	240,609
Series A, 5.25%, 11/01/54(b)	1,675	1,275,812
Series B, 5.00%, 06/15/43	2,245	2,225,747
AMT, 5.38%, 01/01/43	2,155	2,086,497
Series B, AMT, 6.50%, 04/01/31	1,660	1,646,623
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(b)	500	460,184
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,173,068
New Jersey Transportation Trust Fund Authority, RB Series AA, 5.25%, 06/15/41	1,140	1,141,338
Series S, 5.25%, 06/15/43	2,345	2,368,243
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	8,950	4,917,078
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,120	4,754,513

		29,448,596

New Mexico — 0.2%
Winrock Town Center Tax Increment Development District No. 1, Refunding TA, Senior Lien, 4.25%, 05/01/40(b)	1,000	774,346

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 13.7%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51	$1,500	$750,389
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	745	664,506
City of New York, GO, Series A-1, 4.00%, 09/01/46	1,195	1,015,519
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	2,890	2,503,051
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	185	130,642
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	740	680,593
Series C-1, 5.00%, 11/15/50	565	533,011
Series C-1, 5.25%, 11/15/55	840	825,922
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	1,895	1,699,319
Series C-1A, 4.20%, 11/01/44	3,475	3,049,817
Series C-1A, 4.30%, 11/01/47	2,845	2,399,373
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(b)	4,900	4,899,849
Series A, 5.00%, 06/01/42	3,155	2,756,464
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	190,657
Series A-2B, 5.00%, 06/01/51	4,340	3,714,842
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	6,205	5,537,089
Class 2, 5.38%, 11/15/40(b)	1,080	998,229
Series A, 3.00%, 11/15/51	2,250	1,458,601
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	1,435	1,165,717
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/48	1,505	1,278,175
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,692,775
New York State Urban Development Corp., Refunding RB 3.00%, 03/15/48	9,655	6,561,178
4.00%, 03/15/49	2,330	1,952,145
New York Transportation Development Corp., RB 5.63%, 04/01/40(h)	745	737,194
AMT, 5.00%, 10/01/35	1,175	1,121,306
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	1,490	1,455,490
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing, Series 239, (SONYMA), 2.70%, 10/01/47	3,370	2,110,379
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	730	575,524
5.00%, 07/01/56	810	571,775

		53,029,531

North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series B, (AGM), 5.00%, 12/01/48	1,765	1,697,492

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, 5.00%, 06/01/55	5,995	4,902,121

Security	Par (000)	Value

Ohio (continued)
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
Series A, 4.00%, 12/01/55	$250	$185,403
Series S, 4.50%, 12/01/55	210	154,309
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	875	714,067
County of Hardin Ohio, Refunding RB 5.00%, 05/01/30	240	218,362
5.25%, 05/01/40	240	198,493
5.50%, 05/01/50	1,130	873,537
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	375	311,678
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	1,125	705,428
Ohio Air Quality Development Authority, RB(b)
AMT, 4.50%, 01/15/48	1,300	1,122,835
AMT, 5.00%, 07/01/49	740	589,858
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	375	278,110
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	2,315	1,556,695

		11,810,896

Oklahoma — 2.4%
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	4,615	4,477,840
Series B, 5.00%, 08/15/38	2,990	2,570,521
Series B, 5.50%, 08/15/52	1,570	1,352,290
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	325	271,019
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	750	705,461

		9,377,131

Oregon — 0.6%
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Series A, 5.50%, 10/01/24(i)	1,765	1,791,297
Oregon State Facilities Authority, RB(b)
Series A, 5.00%, 06/15/29	115	109,580
Series A, 5.00%, 06/15/39	565	475,353

		2,376,230

Pennsylvania — 4.1%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	5,240	4,031,429
Allegheny County Industrial Development Authority, Refunding RB, 4.88%, 11/01/24	3,400	3,367,016
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	131,578
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	1,430	1,380,466
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	2,710	2,428,607
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	5,000	3,983,776
School District of Philadelphia, GO, Series A, 5.50%, 09/01/48(h)	580	594,633

		15,917,505

5

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Puerto Rico — 15.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(c)	$44,330		$2,299,992
Commonwealth of Puerto Rico, GO 0.00%, 11/01/51(a)	23,415		10,811,310
Series A-1, 0.00%, 11/01/43(a)	4,994		2,566,021
Series A-1, Restructured, 5.38%, 07/01/25	—	(j)	2
Series A-1, Restructured, 5.63%, 07/01/27	—	(j)	2
Series A-1, Restructured, 5.63%, 07/01/29	3,644		3,722,531
Series A-1, Restructured, 5.75%, 07/01/31	2,813		2,891,920
Series A-1, Restructured, 4.00%, 07/01/33	625		544,219
Series A-1, Restructured, 4.00%, 07/01/35	4,100		3,469,482
Series A-1, Restructured, 4.00%, 07/01/37	1,452		1,177,502
Series A-1, Restructured, 4.00%, 07/01/41	656		504,003
Series A-1, Restructured, 4.00%, 07/01/46	682		498,097
Commonwealth of Puerto Rico, GO, CAB(c)
Series A, Restructured, 0.00%, 07/01/24	—	(j)	1
Series A, Restructured, 0.00%, 07/01/33	1,765		990,698
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	8,999		1,422,236
Puerto Rico Electric Power Authority, RB(f)(g)
3rd Series, 5.40%, 01/01/23(a)	90		22,430
Series A, 5.00%, 07/01/29	660		165,000
Series A, 7.00%, 07/01/33	3,295		823,750
Series A, 5.00%, 07/01/42	910		227,500
Series A, 7.00%, 07/01/43	375		93,750
Series A-1, 10.00%, 07/01/19	75		18,774
Series A-2, 10.00%, 07/01/19	379		94,715
Series A-3, 10.00%, 07/01/19	323		80,753
Series B-3, 10.00%, 07/01/19	323		80,753
Series C-1, 5.40%, 01/01/18	887		221,863
Series C-2, 5.40%, 07/01/18	888		221,899
Series C-4, 5.40%, 07/01/20	90		22,430
Series CCC, 5.25%, 07/01/26	260		65,000
Series CCC, 5.25%, 07/01/28	145		36,250
Series D-1, 7.50%, 01/01/20	761		190,193
Series D-4, 7.50%, 07/01/20	404		100,971
Series TT, 5.00%, 07/01/18	295		73,750
Series TT, 5.00%, 07/01/25	100		25,000
Series TT, 5.00%, 07/01/26	225		56,250
Series WW, 5.50%, 07/01/17	200		50,000
Series WW, 5.50%, 07/01/18	1,175		293,750
Series WW, 5.50%, 07/01/19	145		36,250
Series WW, 5.50%, 07/01/20	1,595		398,750
Series WW, 5.38%, 07/01/22	1,310		327,500
Series WW, 5.25%, 07/01/33	120		30,000
Series WW, 5.50%, 07/01/38	205		51,250
Series XX, 5.25%, 07/01/27	110		27,500
Series XX, 5.25%, 07/01/35	645		161,250
Series XX, 5.75%, 07/01/36	860		215,000
Series XX, 5.25%, 07/01/40	1,020		255,000
Series A, AMT, 6.75%, 07/01/36	1,335		333,750
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545		636,250
Series AAA, 5.25%, 07/01/29	95		23,750
Series UU, 0.00%, 07/01/17(a)	60		15,000
Series UU, 0.00%, 07/01/18(a)	55		13,750
Series UU, 1.32%, 07/01/20(a)	495		123,750
Series UU, 4.49%, 07/01/31(a)	580		145,000
Series ZZ, 5.00%, 07/01/17	145		36,250

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, Refunding RB(f)(g) (continued)
Series ZZ, 5.25%, 07/01/19	$455	$113,750
Series ZZ, 5.25%, 07/01/24	345	86,250
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,085	271,250
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(c)	2,520	1,610,779
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,453	2,069,246
Series A-1, Restructured, 5.00%, 07/01/58	5,234	4,535,959
Series A-2, Restructured, 4.54%, 07/01/53	21	17,043
Series A-2, Restructured, 4.78%, 07/01/58	2,080	1,741,500
Series A-2, Restructured, 4.33%, 07/01/40	6,129	5,292,469
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,130,516
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	200	152,477
Series A-1, Restructured, 0.00%, 07/01/33	1,023	631,879
Series A-1, Restructured, 0.00%, 07/01/46	12,021	2,971,452
Series B-1, Restructured, 0.00%, 07/01/46	883	218,196

		58,535,563

Rhode Island — 0.4%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	754,200
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	980	932,213

		1,686,413

South Carolina — 0.9%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,110	3,098,541
South Carolina Jobs-Economic Development Authority, RB, 7.50%, 08/15/62(b)	605	501,925

		3,600,466

Tennessee — 2.1%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	2,878,089
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(c)	3,270	1,078,917
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,610	1,648,948
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	2,520	2,528,147

		8,134,101

Texas — 11.3%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	715	450,667
Arlington Higher Education Finance Corp., RB 5.00%, 06/15/51	715	550,921
7.88%, 11/01/62(b)	565	531,935
Arlington Higher Education Finance Corp., Refunding RB, Series S, 5.00%, 08/15/41	370	296,989
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	675	557,634
Central Texas Regional Mobility Authority, Refunding RB(c)
0.00%, 01/01/28	1,000	838,344

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB(c) (continued)
0.00%, 01/01/29	$2,000	$1,600,046
0.00%, 01/01/30	1,170	891,738
0.00%, 01/01/33	3,690	2,410,473
0.00%, 01/01/34	4,000	2,464,705
City of Houston Texas Airport System Revenue, ARB AMT, 4.00%, 07/15/41	3,350	2,700,484
Series A, AMT, 6.63%, 07/15/38	2,890	2,864,556
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	250	241,392
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	5,730	5,574,546
Series C, AMT, 5.00%, 07/15/27	1,615	1,566,919
City of San Marcos Texas, SAB(b)
4.00%, 09/01/32	100	89,772
4.50%, 09/01/51	480	365,451
City of Sinton Texas, SAB(b) 5.13%, 09/01/42	858	745,182
5.25%, 09/01/51	1,195	992,037
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	785	738,484
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	1,650	1,349,729
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	1,650	1,305,359
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	290	280,814
Series A, 5.75%, 08/15/45	580	538,921
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	920	618,869
AMT, 3.00%, 01/01/50	2,910	1,519,458
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	1,215	921,021
Series A, AMT, 4.00%, 01/01/50	4,795	3,075,974
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	865	731,669
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	860	833,457
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,155	3,169,615
Texas Transportation Commission State Highway 249 System, RB, CAB(c)
0.00%, 08/01/46	1,420	348,249
0.00%, 08/01/47	2,120	482,706
0.00%, 08/01/48	2,235	481,369
0.00%, 08/01/49	2,100	423,210
0.00%, 08/01/50	3,015	569,751
0.00%, 08/01/51	1,770	313,470
0.00%, 08/01/52	1,770	292,706
0.00%, 08/01/53	160	24,985

		43,753,607

Security	Par (000)	Value

Utah — 0.3%
County of Utah Utah, RB, Series A, 3.00%, 05/15/50	$1,000	$653,730
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	470	352,986

		1,006,716

Vermont — 0.8%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(b)	4,000	3,009,858

Virginia — 2.3%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,435	2,004,170
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	465	438,015
5.00%, 03/01/45	475	415,167
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	300	262,174
Series A, 5.00%, 01/01/34	485	414,375
Series A, 5.00%, 01/01/49	955	705,425
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	2,370	2,041,399
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	1,831,293
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	669,368

		8,781,386

Washington — 0.5%
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/50(b)	450	373,305
Washington State Housing Finance Commission, Refunding RB 5.75%, 01/01/35(b)	315	274,890
6.00%, 01/01/45(b)	850	705,348
Series A, 5.00%, 07/01/43	340	314,586
Series A, 5.00%, 07/01/48	320	286,767

		1,954,896

Wisconsin — 6.8%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,009,567
Public Finance Authority, RB 5.00%, 06/15/39	175	158,401
5.00%, 06/15/41(b)	345	302,161
7.75%, 07/01/43(b)	3,270	3,063,940
5.00%, 06/15/49	530	440,748
5.63%, 06/15/49(b)	2,480	1,897,222
5.00%, 06/15/53	355	291,130
5.00%, 06/15/55(b)	895	727,550
5.00%, 01/01/56(b)	1,470	1,099,685
Class A, 5.00%, 06/15/56(b)	495	345,807
Series A, 6.25%, 10/01/31(b)	605	435,600
Series A, 6.85%, 11/01/46(b)(f)(g)	900	585,000
Series A, 7.00%, 11/01/46(b)(f)(g)	570	370,500
Series A, 7.00%, 10/01/47(b)	605	435,600
Series A, 5.63%, 06/15/49(b)	2,890	2,411,517
Series A, 5.25%, 12/01/51(b)	1,470	1,003,982
Series A, 5.00%, 06/15/55(b)	4,030	2,737,263
Series A, 4.75%, 06/15/56(b)	2,990	1,899,169

7

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, RB (continued)
Series A-1, 4.50%, 01/01/35(b)	$1,210	$1,014,708
Series A-1, 5.50%, 12/01/48(b)(f)(g)	20	4,385
Series B, 0.00%, 01/01/35(b)(c)	1,615	710,587
Series B, 0.00%, 01/01/60(b)(c)	35,940	1,869,812
AMT, 4.00%, 09/30/51	1,025	743,261
AMT, 4.00%, 03/31/56	980	687,907
Wisconsin Health & Educational Facilities Authority, Refunding RB 4.00%, 12/01/46	1,145	926,508
4.00%, 01/01/47	1,300	771,693
4.00%, 01/01/57	350	190,818

		26,134,521

Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	1,345	1,077,766

Total Municipal Bonds — 128.5% (Cost: $584,746,826)		496,682,433

Municipal Bonds Transferred to Tender Option Bond Trusts(a)(k)

New York — 2.0%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, 4.25%, 11/01/45	9,000	7,601,655

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.0% (Cost: $9,000,605)		7,601,655

Total Long-Term Investments — 131.0% (Cost: $596,192,431)		506,447,424

	Shares

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.82%(l)(m)	50,621,212	50,621,212

Total Short-Term Securities — 13.1% (Cost: $50,614,985)		50,621,212

Total Investments — 144.1% (Cost: $646,807,416)		557,068,636

Other Assets Less Liabilities — 2.4%		8,919,181

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.2)%		(4,542,000)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.3)%		(174,935,898)

Net Assets Applicable to Common Shares — 100.0%		$386,509,919

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)	Rounds to less than 1,000.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class.	$73,862,164	$—	$(23,241,772	)(a)	$1,271	$(451)	$50,621,212	50,621,212	$493,758	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$2,163,336	$—	$2,163,336
Municipal Bonds	—	495,551,263	1,131,170	496,682,433
Municipal Bonds Transferred to Tender Option Bond Trusts	—	7,601,655	—	7,601,655
Short-Term Securities
Money Market Funds	50,621,212	—	—	50,621,212
Unfunded Commitments(a)	—	—	2,058,061	2,058,061

	$50,621,212	$505,316,254	$3,189,231	$559,126,697

(a)	Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(4,500,000)	$—	$(4,500,000)
VRDP Shares at Liquidation Value	—	(175,000,000)	—	(175,000,000)

	$—	$(179,500,000)	$—	$(179,500,000)

9

Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock MuniAssets Fund, Inc. (MUA)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAB	Build America Bond

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAN	State Aid Notes

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	10